Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	Estimated Useful Lives (in Years)	March 31, 2022	December 31, 2021
Furniture and fixtures	7	$9,139	$9,139
Equipment – Manufacturing	5	1,118,202	1,102,239
Building & Equipment	5	193	193
Leasehold improvements	2.5	71,539	71,539
		1,199,073	1,183,110
Less: accumulated depreciation and amortization		(727,613)	(660,066)
Property and equipment, net		$471,460	$523,044

	Estimated Useful Lives (in Years)	2021	2020
Furniture and fixtures	7	$9,139	$1,090
Equipment – Manufacturing	5	1,102,239	797,760
Building & Equipment	5	193	—
Leasehold improvements	2.5	71,539	10,650
		1,183,110	809,500
Less: accumulated depreciation and amortization		(660,066)	(428,326)
Property and equipment, net		$523,044	$381,174